UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2016

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Alabama - 5.6%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$400,000	$470,744
Convertible CAB, Subordinated Lien	0.000%	10/1/50	3,020,000	2,369,583	(a)
Subordinated Lien Warrants	6.000%	10/1/42	1,120,000	1,358,952
Subordinated Lien Warrants	6.500%	10/1/53	3,000,000	3,766,260
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	1,500,000	2,054,865

Total Alabama				10,020,404

Arizona - 3.6%
La Paz County, AZ, IDA, Educational Facility Lease Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,116,390	(b)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	190,000	218,540	(b)
Phoenix, AZ, IDA, Education Revenue:
Basis School Inc.	5.000%	7/1/35	1,000,000	1,112,330	(b)
Great Hearts Academies	5.000%	7/1/41	1,200,000	1,372,284
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	1,500,000	1,925,835
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	578,725	(c)

Total Arizona				6,324,104

California - 10.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/37	250,000	303,018
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,385,700	(d)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	3,096,570	(b)
California State Public Works Board, Lease Revenue, Various Capital Project	5.125%	10/1/31	1,500,000	1,773,135
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	505,000	565,746
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	404,852
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	500,000	581,295
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	3,040,420
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,504,800
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	600,468
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	620,000	691,052

Total California				17,947,056

Colorado - 4.0%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	707,894	(c)
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	530,369	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,993,080
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	947,080

Total Colorado				7,178,423

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$2,000,000	$2,197,580

District of Columbia - 1.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,225,240
KIPP Charter School	6.000%	7/1/33	200,000	241,912
KIPP Charter School	6.000%	7/1/43	250,000	298,040

Total District of Columbia				2,765,192

Florida - 2.8%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	755,000	756,314
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	250,000	266,568	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	220,000	233,939	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	250,000	258,170	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	607,700
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	1,500,000	1,576,980	(e)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	493,308
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	315,000	322,941
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	285,000	3	*(f)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	823,104	493,862	*(f)

Total Florida				5,009,785

Georgia - 3.5%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,081,520	(c)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,355,440	(c)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,142,330
Franklin County, GA, Industrial Building Authority Revenue, Emmanuel College Inc.	6.000%	11/1/32	1,000,000	600,000	*(f)

Total Georgia				6,179,290

Hawaii - 1.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,277,020

Illinois - 2.3%
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,000,000	1,140,550
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,500,000	1,777,845	(e)
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	1,103,530
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	700,000	130,158

Total Illinois				4,152,083

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	$2,000,000	$2,294,980	(e)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	632,760	(e)

Total Indiana				2,927,740

Kentucky - 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,262,000

Louisiana - 0.0%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(f)

Maryland - 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,573,390

Massachusetts - 1.5%
Massachusetts State DFA Revenue:
Partners Healthcare System	5.000%	7/1/47	1,250,000	1,521,575
Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,210,480

Total Massachusetts				2,732,055

Michigan - 3.0%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	310,000	337,395	(b)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	430,000	468,102	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	250,000	292,673
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	260,000	304,353
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	270,000	301,369
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	500,000	536,475
Evangelical Homes of Michigan	5.500%	6/1/47	750,000	799,095
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,315,440	(c)

Total Michigan				5,354,902

Missouri - 3.0%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	200,000	207,764	(b)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	500,000	577,870
Lutheran Senior Services	5.000%	2/1/44	750,000	851,085
Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,320,995
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	2,000,000	2,383,840

Total Missouri				5,341,554

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	$3,340,000	$3,755,930

Nevada - 0.5%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	300,000	319,368	(b)
Somerset Academy of Las Vegas	5.125%	12/15/45	500,000	525,205	(b)

Total Nevada				844,573

New Jersey - 6.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	450,000	519,813	(e)
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,757,940	(e)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	640,000	686,573	(e)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.250%	6/15/32	4,720,000	5,367,914
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	3,000,000	3,451,560	(e)

Total New Jersey				11,783,800

New York - 4.0%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	2,000,000	2,317,500	(c)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/36	600,000	742,452
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	1,205,000	1,384,352	(b)
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	2,500,000	2,705,050	(e)

Total New York				7,149,354

Ohio - 1.3%
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,505,610
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	800,478	(e)

Total Ohio				2,306,088

Oklahoma - 0.8%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	250,000	260,138
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,095,210

Total Oklahoma				1,355,348

Oregon - 0.4%
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/51	725,000	791,461	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.7%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	$350,000	$419,520
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	750,000	884,505
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	1,017,910
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/28	1,400,000	1,620,808
Acts Retirement-Life Communities	5.000%	11/15/29	1,350,000	1,558,143
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/46	3,170,000	3,693,621
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	502,070
Performing Arts Charter School Project	6.000%	6/15/23	480,000	510,336	(b)

Total Pennsylvania				10,206,913

Tennessee - 1.4%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,506,300

Texas - 22.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education	5.000%	12/1/36	240,000	282,581
Uplift Education	5.000%	12/1/46	200,000	232,588
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,607,250	(a)(e)(h)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	2,279,200
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	4,000,000	4,524,240	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB	0.000%	10/1/35	1,500,000	1,373,535	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,069,840	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,227,060	(c)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	6,836,700
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	250,000	287,903
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	175,272
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tarleton State University Project	5.000%	4/1/39	1,165,000	1,348,406
North Texas Tollway Authority Revenue	5.000%	1/1/39	175,000	211,157
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	2,190,000	2,348,227	(c)
System-First Tier	5.750%	1/1/40	310,000	331,486
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	240,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,000,000	1,272,310
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,745,310
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,774,840
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,170,950	(e)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,375,240
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,187,370	(c)
Uplift Education	5.750%	12/1/27	1,500,000	1,602,405	(c)
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	445,000	413,325

Total Texas				39,917,195

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.5%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	$2,500,000	$2,643,500

Virginia - 2.0%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	1,166,970	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,345,760	(e)

Total Virginia				3,512,730

West Virginia - 1.4%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	2,500,000	2,571,975

Wisconsin - 0.5%
Public Finance Authority, WI, Exemption Facilities Revenue, Celanese Project	5.000%	12/1/25	550,000	645,744	(e)
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	250,000	268,890	(b)

Total Wisconsin				914,634

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $158,814,143)				176,579,879

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Illinois - 0.1%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.420%	6/1/35	200,000	200,000	(i)(j)

North Carolina - 0.5%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.410%	10/1/38	800,000	800,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $1,000,000)				1,000,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $54,898)	0.250%		54,898	54,898

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,054,898)				1,054,898

TOTAL INVESTMENTS - 99.6% (Cost - $159,869,041#)				177,634,777
Other Assets in Excess of Liabilities - 0.4%				738,296

TOTAL NET ASSETS - 100.0%				$178,373,073

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of July 31, 2016.

(g)	Security is purchased on a when-issued basis.

(h)	Maturity date shown represents the mandatory tender date.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund invests primarily in intermediate- and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$176,579,879	—	$176,579,879

Short-Term Investments†:
Municipal Bonds	—	$1,000,000	—	$1,000,000
Money Market Funds	$54,898	—	—	54,898

Total Short-Term Investments	$54,898	$1,000,000	—	$1,054,898

Total Investments	$54,898	$177,579,879	—	$177,634,777

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$114,109	—	—	$114,109

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,047,077
Gross unrealized depreciation	(3,281,341)

Net unrealized appreciation	$17,765,736

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	19	9/16	$3,200,204	$3,314,313	$(114,109)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016